EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of basic and diluted profit (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Earnings Per Share [Abstract]
Net profit attributable to equity owners of the parent (in €’000)	€ 33,035	€ 36,195	€ 24,993
Weighted average shares outstanding (in shares)	636,268,929	626,315,013	606,618,117
Basic earnings per share (in euro per share)	€ 0.051	€ 0.058	€ 0.041
Weighted average diluted shares outstanding (in shares)	682,737,280	673,519,995	653,527,702
Diluted earnings per share (in euro per share)	€ 0.048	€ 0.054	€ 0.038
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects	€ 33,000